As filed with the Securities and Exchange Commission on December 13, 2016
1933 Act Registration No. 2-75677
1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[_]
Post-Effective Amendment No. 92	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 93	[x]

(Check appropriate box or boxes.)

WESTCORE TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Richard C. Noyes, Secretary
Westcore Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[X]	on December 15, 2016 pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on (date) pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

This Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 15, 2016, the effectiveness of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A. Post-Effective Amendment No. 91 was filed pursuant to Rule 485(a) under the 1933 Act on September 30, 2016.

This Post-Effective Amendment No. 92 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 91.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 13th day of December, 2016.

WESTCORE TRUST
Registrant

By:	/s/ Janice M. Teague
Janice M. Teague
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	*	Chairman of the	December 13, 2016
	Mary K. Anstine	Board of Trustees

	*	Trustee	December 13, 2016
Rick A. Pederson

	*	Trustee	December 13, 2016
John A. DeTore

	*	Trustee	December 13, 2016
Douglas M. Sparks

	*	Trustee	December 13, 2016
James A. Smith

	/s/ Janice M. Teague	Trustee	December 13, 2016
Janice M. Teague

	/s/ Jasper R. Frontz	Treasurer (Principal	December 13, 2016
	Jasper R. Frontz	Financial Officer and
Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Janice M. Teague	President	December 13, 2016
	Janice M. Teague	(Principal Executive Officer)
In her capacity as an officer and as Attorney-in-fact